PIMCO Funds

Supplement Dated November 19, 2020 to the Asset Allocation Funds Prospectus, Bond Funds Prospectus,

Equity-Related Strategy Funds Prospectus, International Bond Funds Prospectus and

Real Return Strategy Funds Prospectus, each dated July 31, 2020, each as supplemented from time to time, and the PIMCO ESG Income Fund Prospectus, dated August 20, 2020,

as supplemented from time to time (each a “Prospectus”)

Automatic Conversion of Class C Shares to Class A Shares After Eight Year Holding Period

At a meeting held on November 17-18, 2020, for each series of PIMCO Funds (the “Trust”) that offers Class C Shares (each, a “Fund”), the Board of Trustees of PIMCO Funds approved a reduction in the holding period of an automatic conversion of the Fund’s Class C Shares into Class A Shares of the same Fund from ten years to eight years. The reduction in the holding period will be effective beginning on January 18, 2021, with the first conversation taking place on or about February 10, 2021 and subsequent conversions occurring monthly thereafter. Certain financial intermediaries may have different policies and procedures regarding the conversion of Class C shares to Class A shares, as described in Appendix B to the Fund’s prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts).

If you have any questions regarding the conversions, please contact the Trust at 1-888-877-4626.

Accordingly, effective January 18, 2021, the fourth sentence of the second paragraph of the “Classes of Shares” section of each Prospectus is deleted in its entirety and replaced with the following:

Class C shares of each Fund will automatically convert into Class A shares of the same Fund after they have been held for eight years.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement Dated November 19, 2020 to the Credit Bond Funds Prospectus,

Short Duration Strategy Funds Prospectus and Tax-Efficient Strategy Funds Prospectus,

each dated July 31, 2020, each as supplemented from time to time

Automatic Conversion of Class C and Class C-2 Shares to Class A Shares After Eight Year Holding Period

At a meeting held on November 17-18, 2020, for each series of PIMCO Funds (the “Trust”) that offers Class C and/or Class C-2 Shares (each, a “Fund”), the Board of Trustees of PIMCO Funds approved a reduction in the holding period of an automatic conversion of the Fund’s Class C and Class C-2 Shares into Class A Shares of the same Fund from ten years to eight years. The reduction in the holding period will be effective beginning on January 18, 2021, with the first conversation taking place on or about February 10, 2021 and subsequent conversions occurring monthly thereafter. Certain financial intermediaries may have different policies and procedures regarding the conversion of Class C and Class C-2 shares to Class A shares, as described in Appendix B to the Fund’s prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts).

If you have any questions regarding the conversions, please contact the Trust at 1-888-877-4626.

Accordingly, effective January 18, 2021, the fifth sentence of the second paragraph of the “Classes of Shares” section of each of the Credit Bond Funds Prospectus and Short Duration Strategy Funds Prospectus and the fourth sentence of the second paragraph of the “Classes of Shares” section of the Tax-Efficient Strategy Funds Prospectus are deleted in their entirety and replaced with the following:

Class C and Class C-2 shares of each Fund will automatically convert into Class A shares of the same Fund after they have been held for eight years.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement dated November 19, 2020 to the Statement of Additional Information

dated July 31, 2020, as supplemented from time to time (the “SAI”)

Automatic Conversion of Class C and Class C-2 Shares to Class A Shares After Eight Year Holding Period

At a meeting held on November 17-18, 2020, for each series of PIMCO Funds (the “Trust”) that offers Class C and/or Class C-2 Shares (each, a “Fund”), the Board of Trustees of PIMCO Funds approved a reduction in the holding period of an automatic conversion of the Fund’s Class C and Class C-2 Shares into Class A Shares of the same Fund from ten years to eight years. The reduction in the holding period will be effective beginning on January 18, 2021, with the first conversation taking place on or about February 10, 2021 and subsequent conversions occurring monthly thereafter. Certain financial intermediaries may have different policies and procedures regarding the conversion of Class C and Class C-2 shares to Class A shares, as described in Appendix B to the Fund’s prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts).

If you have any questions regarding the conversions, please contact the Trust at 1-888-877-4626.

Accordingly, effective January 18, 2021, the first paragraph of the “Distribution of Trust Shares – Purchases, Exchanges and Redemptions – Class C and Class C-2 shares of each Fund will automatically convert into Class A shares of the same Fund after they have been held for ten years.” section of the SAI is deleted in its entirety and replaced with the following:

Class C and Class C-2 shares of each Fund will automatically convert into Class A shares of the same Fund after they have been held for eight years. See each Fund’s prospectus for information about the conversion of Class C and Class C-2 shares to Class A shares. The Class C and Class C-2 CDSC is currently waived in connection with certain redemptions as described above under “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.” For more information about the Class C and Class C-2 CDSC, call the PIMCO Funds at 888.87.PIMCO. For investors invested in Class C or Class C-2 shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period.

In addition, effective January 18, 2021, the “Distribution of Trust Shares – Purchases, Exchanges and Redemptions – Conversion of Class C and Class C-2 ‘Free Shares’” section of the SAI is deleted in its entirety and replaced with the following:

Conversion of Class C and Class C-2 “Free Shares”. In addition, any Class C or Class C-2 shares for which the Transfer Agent cannot determine a holding period (commonly known as “Free Shares”) may, depending upon system settings, convert to Class A shares even if such Class C or Class C-2 Free Shares have been held for less than eight years. Free Shares typically arise with respect to reinvested dividends not associated with purchased shares.

Investors Should Retain This Supplement for Future Reference

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